Provision for Silicosis Settlement - Disclosure of the Impact of a Reasonable Change in Certain Key Assumptions (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Change in benefit take-up rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in labour number
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in disease risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in disease progression rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in benefit take-up rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of an increase in the assumption	R 72	R 66
Effect of a decrease in the assumption	(72)	(66)
Change in silicosis prevalence
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of an increase in the assumption	72	66
Effect of a decrease in the assumption	(72)	(66)
Change in disease progression rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of an increase in the assumption	36	33
Effect of a decrease in the assumption	R (36)	R (33)